CONSOLIDATED STATEMENTS OF INCOME - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
INTEREST INCOME
Interest and fees on loans	$ 34,242,067	$ 30,276,477
Interest and dividends on securities:
Taxable interest and dividends	3,948,459	3,884,321
Tax-exempt interest	1,854,213	2,071,782
Interest on federal funds sold	63,841	52,945
Interest on deposits in banks	93,276	85,257
Total interest income	40,201,856	36,370,782
INTEREST EXPENSE
Interest on time deposits of $100,000 or more	762,119	782,441
Interest on other deposits	1,800,122	1,586,897
Interest on borrowed funds	645,207	603,469
Total interest expense	3,207,448	2,972,807
Net interest income	36,994,408	33,397,975
Provision for loan losses	410,069	1,418,260
Net interest income after provision for loan losses	36,584,339	31,979,715
OTHER INCOME
Service charges on deposit accounts	5,013,983	4,261,795
Other service charges and fees	1,545,960	1,938,079
Bank owned life insurance income	408,535	369,804
Gain on sale of premises	133,339	110,734
Gain on sale of securities	0	237,174
Loss on sale of other real estate	(246,859)	(85,256)
Other	733,574	971,138
Total other income	7,588,532	7,803,468
OTHER EXPENSE
Salaries	15,089,136	14,207,216
Employee benefits	3,447,367	3,254,399
Occupancy	3,422,116	3,140,738
Furniture and equipment	1,198,930	1,540,796
Supplies and printing	300,022	497,755
Professional and consulting fees	1,331,928	1,617,828
Marketing and public relations	496,638	445,451
FDIC and OCC assessments	965,642	938,378
ATM expense	763,248	688,766
Telephone	631,261	616,160
Other	4,514,834	3,786,121
Total other expense	32,161,122	30,733,608
Income before income taxes	12,011,749	9,049,575
Income taxes	3,213,047	2,435,879
Net income	8,798,702	6,613,696
Preferred dividends and stock accretion	342,460	362,953
Net income applicable to common stockholders	$ 8,456,242	$ 6,250,743
Net income per share:
Basic	$ 1.64	$ 1.27
Diluted	1.62	1.25
Net income applicable to common stockholders:
Basic	1.57	1.20
Diluted	$ 1.55	$ 1.19